Licensing Agreement (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	May 13, 2020	Jun. 27, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued during period, values				$ 100,000	$ 46,500
Novo MedSpa Addison Corp [Member]
One time cash payment		$ 40,000
Number of shares issued during period, shares		250,000
Shares issued, price per share		$ 0.10
Number of shares issued during period, values		$ 25,000
Novo MedSpa Addison Corp [Member] | Exclusive License [Member]
One time cash payment			$ 30,000
Impairment of license	$ 95,000